UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master

Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Focus Growth LLC	$75,538,750

Total Investments (Cost – $ 63,804,414) – 100.2%	75,538,750
Liabilities in Excess of Other Assets – (0.2)%	(120,868)

Net Assets – 100.0%	$75,417,882

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of November 30, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $75,538,750 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of November 30, 2012, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended November 30, 2012.

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BLACKROCK FOCUS GROWTH FUND, INC.	NOVEMBER 30, 2012	1

Schedule of Investments November 30, 2012 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 8.4%
The Boeing Co.	85,440	$6,346,483

Automobiles — 3.2%
Tesla Motors, Inc. (a)	72,574	2,454,453

Beverages — 4.4%
The Coca-Cola Co.	88,180	3,343,785

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc. (a)	14,600	1,401,892
Gilead Sciences, Inc. (a)	29,200	2,190,000

		3,591,892

Capital Markets — 4.1%
The Goldman Sachs Group, Inc.	26,600	3,133,214

Chemicals — 2.7%
Celanese Corp., Series A	8,190	336,118
Monsanto Co.	18,340	1,679,760

		2,015,878

Communications Equipment — 6.2%
QUALCOMM, Inc.	73,540	4,678,615

Computers & Peripherals — 10.2%
Apple, Inc.	12,530	7,333,558
Fusion-Io, Inc. (a)	15,300	356,949

		7,690,507

Energy Equipment & Services — 1.1%
National Oilwell Varco, Inc.	12,300	840,090

Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	26,200	2,724,538

Health Care Providers & Services — 3.6%
Express Scripts Holding Co. (a)	50,046	2,694,977

Hotels, Restaurants & Leisure — 6.8%
Las Vegas Sands Corp.	50,730	2,366,555
McDonald’s Corp.	8,700	757,248
Starbucks Corp.	38,600	2,002,182

		5,125,985

Industrial Conglomerates — 5.3%
Danaher Corp.	73,480	3,965,716

Internet & Catalog Retail — 6.0%
Amazon.com, Inc. (a)	11,410	2,875,890
Priceline.com, Inc. (a)	2,500	1,657,900

		4,533,790

Internet Software & Services — 3.9%
Google, Inc., Class A (a)	4,270	2,982,040

Machinery — 2.1%
Terex Corp.	66,550	1,609,845

Media — 1.3%
Comcast Corp., Class A	25,500	948,090

Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.	21,880	1,601,397

Pharmaceuticals — 5.3%
Eli Lilly & Co.	47,400	2,324,496
Merck & Co., Inc.	38,000	1,683,400

		4,007,896

Semiconductors & Semiconductor Equipment — 1.5%
Texas Instruments, Inc.	38,500	1,134,595

Common Stocks	Shares	Value

Software — 10.5%
Microsoft Corp.	97,350	$2,591,457
Red Hat, Inc. (a)	33,600	1,659,840
Salesforce.com, Inc. (a)	12,560	1,980,335
VMware, Inc., Class A (a)	18,600	1,691,670

		7,923,302

Textiles, Apparel & Luxury Goods — 1.5%
Under Armour, Inc., Class A (a)	21,900	1,135,077

Total Long-Term Investments (Cost — $62,747,829) — 98.6%		74,482,165

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	1,062,834	1,062,834

Total Short-Term Securities (Cost — $1,062,834) — 1.4%		1,062,834

Total Investments (Cost — $63,810,663*) — 100.0%		75,544,999
Liabilities in Excess of Other Assets — (0.0)%		(6,249)

Net Assets — 100.0%		$75,538,750

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$63,913,874

Gross unrealized appreciation	$12,428,234
Gross unrealized depreciation	(797,109)

Net unrealized appreciation	$11,631,125

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.
(c)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	966,566	96,268	1,062,834	$224

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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2	MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2012

Schedule of Investments (concluded)
Master Focus Growth LLC

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$74,482,165	—	—	$74,482,165
Short-Term Securities	1,062,834	—	—	1,062,834

Total	$75,544,999	—	—	$75,544,999

1 See above Schedule of Investments for values in each industry.

Certain of the Master LLC’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, a bank overdraft of $67,571 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended November 30, 2012.

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MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2012	3

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 23, 2013